Omnibus Incentive Compensation Plan (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Unvested shares, beginning of period	412,916	428,958
Unvested value, beginning of period	$ 4,637	$ 4,817
Vested, shares	(412,916)	(16,042)
Vested, value	$ (4,637)	$ (180)
Unvested shares, end of period	0	412,916
Unvested value, end of period	$ 0	$ 4,637